Note 14 - Financial Instruments	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
14.	Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks, restricted cash, prepaid expenses and other receivables. The principal financial liabilities of the Company consist of long term loans, accounts payable due to suppliers, amounts due to related parties, accrued liabilities and warrants granted to third parties.

a)

Interest rate risk: The Company as of December 31, 2020 is not subject to market risks relating to changes in interest rates, since all of the Company’s financing facilities were not subject to floating interest rates.

b)

Credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments.

c)	Fair value:

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short term maturities. The Company considers its creditworthiness when determining the fair value of its liquid assets.

The fair value of interest rate swaps was determined using a discounted cash flow method taking into account current and future interest rates and the creditworthiness of both the financial instrument counterparty the Company and, hence, they are considered Level 2 items in accordance with the fair value hierarchy. The Company paid a fixed rate and received a floating rate for these interest rate swaps. The fair values of these derivatives were derived principally from, or corroborated by, observable market data inputs included quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allowed values to be determined.

The fair value of warrants is determined using the Cox, Ross and Rubinstein Binomial methodology and hence are considered Level 3 items in accordance with the fair value hierarchy.

The Company follows the accounting guidance for Fair Value Measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

Interest rate swap agreements

The Company had entered into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate credit facilities. These interest rate swaps were pay-fixed, receive-variable interest rate swaps based on the USD LIBOR swap rate. The Company had entered into the following agreements with ABN Amro Bank and Alpha Bank relating to interest rate swaps, the details of which were as follows:

				Notional Amount
Agreement date	Counterparty	Effective (start) date:	Original Termination Date:	As of December 31, 2019	Fixed rate
June 3, 2016	ABN Amro Bank	April 13, 2018	Ju1y 13, 2021	$14,113	1.4425%
December 19, 2016	ABN Amro Bank	December 21, 2016	January 13, 2022	$14,888	2.0800%
March 29, 2018	Alpha Bank	March 29, 2018	February 25, 2025	$19,100	2.9700%

On January 17, 2019, as part of the prepayment of ABN Facility Tranche C, the Company unwound the interest rate swap with ABN Amro bank dated December 19, 2016 and realized a gain of $213. Furthermore, on July 15, 2019, as part of the prepayment of the NORD/LB facility, the Company unwound the interest rate swap with NORD/LB bank dated May 17, 2017 and realized a loss of $205. On January 16 and January 21, 2020, as part of the prepayment of the ABN Facility, the Company unwound its two remaining interest rate swaps with ABN Amro bank and realized a loss of $405. On February 21, 2020, as part of the prepayment of the Alpha Bank Facility, the Company unwound its interest rate swap with Alpha bank and realized a loss of $927. In both cases the resulting losses include losses resulting from the discontinuation of hedge accounting applied that have now been transferred from Other comprehensive income to Gain / (Loss) on Derivative financial instruments in the accompanying consolidated statements of comprehensive loss.

2014 Warrant liability

On July 31, 2019 the 2014 Warrants expired.

Class B Warrant liability

The Company's Class B Warrant derivatives outstanding as of December 31, 2019 and 2020, are recorded at their fair values. As of December 31, 2020 the Company’s Class B Warrant derivatives consisted of 168,000 warrant shares outstanding, issued in connection with the Company’s November 2019 Registered Direct Offering that closed on November 7, 2019, as depicted in the following table:

Class B Warrants Outstanding December 31, 2019	Class B Warrant Shares Outstanding December 31, 2019	Original Term	Warrant Exercise Price*	Fair Value – Liability December 31, 2019
4,200,000	168,000	18 months	$25.00	609

Class B Warrants Outstanding December 31, 2020	Class B Warrant Shares Outstanding December 31, 2020	Original Term	Warrant Exercise Price*	Fair Value – Liability December 31, 2020
4,200,000	168,000	18 months	$1.00	66

* Applying the Floor Price

Recurring fair value measurements

The following table presents the fair value of those financial assets and liabilities measured at fair value on a recurring basis and their locations on the accompanying consolidated balance sheets, analyzed by fair value measurement hierarchy level:

		Fair Value Measurement at Reporting Date
As of December 31, 2019	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Current asset (Interest Rate Swaps)	82	-	82	-
Current liability (Interest Rate Swaps)	113	-	113	-
Non-current liability (Interest Rate Swaps)	985	-	985	-
Non-current liability (Class B Warrants)	609	-	-	609
As of December 31, 2020
Current liability (Class B Warrants)	66	-	-	66

As of December 31, 2019, the interest rate swaps relating to the ABN Facility (with effective dates April 13, 2018 and December 21, 2016) were classified in current assets and current liabilities respectively, due to the fact that the mortgaged vessels of the ABN Facility were classified as held for sale and the facility itself was classified in current liabilities. As of December 31, 2020, the Class B Warrants have been classified in current liabilities, due to the fact that they mature on May 7, 2021.

Non-recurring fair value measurements

		Fair Value Measurement at Reporting Date
	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
As of December 31, 2019
Assets held for sale	43,271	-	43,271	-
Investments in unconsolidated joint ventures	19,306	-	19,306	-

During the year ended December 31, 2019, in accordance with the provisions of relevant guidance, Assets held for sale with a carrying amount of $55,581 were written down to their fair value of $43,271, resulting in an impairment charge of $12,310, which is included in the accompanying consolidated statements of comprehensive loss for the year ended December 31, 2019. Additionally, Investments in unconsolidated joint ventures with a carrying amount of $22,450 were written down to their fair value of $19,306, resulting in an impairment charge of $3,144, which is included in the accompanying consolidated statements of comprehensive loss (see Note 17) for the year ended December 31, 2019. The fair value of the impaired vessels and investments in unconsolidated joint ventures was determined based on a market approach, which was determined using the purchase consideration in the sale agreements with the respective buyers for both the Company’s vessels in question and the vessels of the joint venture companies. As a result, the Company has classified these long-lived assets held for sale as Level 2.

The following table sets forth a summary of changes in fair value of the Company’s level 3 fair value measurements for the years ended December 31, 2019 and 2020:

Closing balance – December 31, 2018	1,915
Change in fair value of 2014 Warrants, included in Gain / (Loss) on derivative financial instruments in the consolidated statements of comprehensive loss	(1,915)
Initial measurement of Class B Warrants at inception	997
Change in fair value of Class B Warrants, included in Gain / (Loss) on derivative financial instruments in the consolidated statements of comprehensive loss	(388)
Closing balance – December 31, 2019	609
Change in fair value of Class B Warrants, included in Gain / (Loss) on derivative financial instruments in the consolidated statements of comprehensive loss	(543)
Closing balance – December 31, 2020	66

Derivative Financial Instruments not designated as hedging instruments – Class B Warrants:

The major unobservable input in connection with the valuation of the Company’s Class B Warrants is the volatility used in the valuation model, which is approximated by using four-month daily historical observations of the Company’s share price. The annualized four-month daily historical volatility that has been applied in the warrant valuation as of December 31, 2020 was 109%. A 5% increase in the volatility applied would lead to an increase of 1% in the fair value of the Class B Warrants. The fair value of the Company’s Class B Warrants is considered by the Company to be classified as Level 3 in the fair value hierarchy since it is derived by unobservable inputs.

	Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2019	Fair Value at December 31, 2020	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Input Value December 31, 2020
Class B Warrants	609	66	Non-Current / Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	109%

Location and amounts of derivative financial instruments fair values:

Information on the location and amounts of derivative financial instruments fair values in the balance sheet and derivative financial instrument losses in the statement of comprehensive loss are presented below:

	Amount of gain/(loss) recognized in Statement of comprehensive loss located in Gain / (Loss) on derivate financial instruments
	2018	2019	2020
Interest rate swaps- change in fair value	404	(841)	(1,332)
Interest rate swaps– realized gain/(loss)	-	139	(25)
2014 Warrants- change in fair value	1,417	1,915	-
Class B Warrants- change in fair value	-	388	543
Total	1,821	1,601	(814)

Derivative Financial Instruments designated as hedging instruments:

The components of accumulated other comprehensive loss included in the accompanying consolidated balance sheets consist of unrealized losses on cash flow hedges and are analyzed as follows:

Unrealized (Loss) on cash flow hedges
Balance, December 31, 2018	-
Effective portion of changes in fair value of interest swap contracts	(1,361)
Balance, December 31, 2019	(1,361)
Termination of interest rate swap contracts	1,361
Balance, December 31, 2020	-